Information on remuneration - Remuneration costs of the Executive Committee (Detail) - Executive committee	12 Months Ended
	Dec. 31, 2025 EUR (€) member	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Information on remuneration [Line Items]
Number of members throughout the period | member	14
Key management personnel compensation	€ 42,387,499	€ 32,022,099	€ 32,835,987
Number of members	14	13	13
Base salary/Base compensation
Information on remuneration [Line Items]
Key management personnel compensation	€ 9,734,874	€ 9,362,765	€ 8,729,458
Annual incentive
Information on remuneration [Line Items]
Key management personnel compensation	8,639,381	5,292,388	11,405,130
Performance share plans
Information on remuneration [Line Items]
Key management personnel compensation	21,180,588	12,673,614	7,272,815
Stock options
Information on remuneration [Line Items]
Key management personnel compensation	42,805	90,503	13,358
Restricted shares rights
Information on remuneration [Line Items]
Key management personnel compensation	266,414	999,374	1,907,511
Pension allowances
Information on remuneration [Line Items]
Key management personnel compensation	1,246,863	1,197,695	1,346,937
Pension scheme costs [Member]
Information on remuneration [Line Items]
Key management personnel compensation	226,177	269,092	260,554
Other compensation [Member]
Information on remuneration [Line Items]
Key management personnel compensation	€ 1,050,399	€ 2,136,668	€ 1,900,224